Revenue from Contracts with Customer (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Administration and distribution services fees
Disaggregation of Revenue [Line Items]
Revenue	$ 45	$ 44	$ 76	$ 80